PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 6	-	PROPERTY AND EQUIPMENT, NET
A.	Property and equipment, net consists of the following:

	US dollars
	December 31,
(in thousands)	2022	2021
Cost:
Operating equipment (*)	56,070	43,751
Office furniture, equipment and computers	49,629	51,788
Land	1,667	1,728
Buildings	5,492	5,818
Vehicles	9,829	9,976
Leasehold improvements	9,042	9,750
	131,729	122,811
Less – accumulated depreciation (**)	(86,131)	(87,159)
Total property and equipment, net	45,598	35,652

(*)	As of December 31, 2022 and 2021, an amount of US$38.1 million and US$25.5 million is subject to operating lease transactions, respectively.

(**)	As of December 31, 2022 and 2021, an amount of US$22.6 million and US$13.5 million is subject to operating lease transactions, respectively.

B.
During the years ended December 31, 2022, 2021 and 2020, depreciation expenses were US$ 13.9 million, US$ 12.3 million and US$ 12.9 million, respectively and additional property and equipment was purchased in an amount of US$ 23.9 million, US$ 13.7 million and US$ 7.2 million, respectively.